Separate Accounts (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Separate Account Assets
The aggregate fair value of assets, by major investment asset category, supporting separate accounts is as follows:

	December 31, 2022	December 31, 2021
	(in thousands)
Asset Type:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$2,510	$2,636
U.S. corporate securities	8,702	4,610
Foreign corporate securities	1,420	821
Mortgage-backed securities	276	478
Mutual funds:
Equity	67,144,660	100,272,679
Fixed Income	38,109,374	39,543,862
Other	3,441,016	4,238,263
Equity securities	49,260	34,030
Other invested assets	5,262,178	5,686,253
Short-term investments	1,237	1,310
Cash and cash equivalents	30,613	12,886
Total	$114,051,246	$149,797,828

Separate Account Liabilities
The balances of and changes in separate account liabilities as of and for the periods indicated are as follows:

	December 31, 2022
	Variable Annuities	Variable Life	Total
	(in thousands)
Balance, beginning of period	$123,977,624	$25,820,204	$149,797,828
Deposits	658,695	2,275,000	2,933,695
Investment performance	(21,600,783)	(4,270,091)	(25,870,874)
Policy charges	(2,513,831)	(767,168)	(3,280,999)
Surrenders and withdrawals	(8,481,231)	(339,931)	(8,821,162)
Benefit payments	(62,586)	(278,140)	(340,726)
Net transfers (to) from general account	(206,269)	(213,752)	(420,021)
Other	13,828	39,677	53,505
Balance, end of period	$91,785,447	$22,265,799	$114,051,246

Cash surrender value(1)	$90,208,083	$19,575,562	$109,783,645

(1) Cash surrender value represents the amount of the contractholder's account balances distributable at the balance sheet date less certain surrender charges.

	December 31, 2021
	Variable Annuities	Variable Life	Total
	(in thousands)
Balance, beginning of period	$124,275,626	$21,464,796	$145,740,422
Deposits	669,497	2,397,739	3,067,236
Investment performance	13,179,092	3,482,547	16,661,639
Policy charges	(2,937,255)	(703,264)	(3,640,519)
Surrenders and withdrawals	(11,147,772)	(403,558)	(11,551,330)
Benefit payments	(74,953)	(289,298)	(364,251)
Net transfers (to) from general account	3,449	(164,405)	(160,956)
Other	9,940	35,647	45,587
Balance, end of period	$123,977,624	$25,820,204	$149,797,828

Cash surrender value(1)	$121,847,584	$23,174,409	$145,021,993

(1) Cash surrender value represents the amount of the contractholder's account balances distributable at the balance sheet date less certain surrender charges.